11008761

NASDAQ
THE NASDAQ OMX GROUP

William Slattery
Vice President
Listing Qualifications

Received SEC
DEC 27 2011
Washington, DC 20549

By Electronic Mail Only

December 27, 2011

CERT NAS
File No. 001-33691

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 20, 2011 The Nasdaq Stock Market (the "Exchange") received from Procera Networks, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery